Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,964,000
Previously Paid Amount	0.00
Total Fee Amount	409.33
Total Offset Amount	0.00
Net Fee	409.33
Narrative - Max Aggregate Offering Price	$ 2,964,000
Final Prospectus	true